Non-current assets held for sale - Foreclosed assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets held for sale
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	$ 70	$ 20	$ 9
Impairment losses		(27)	(119)
Foreclosed assets
Non-current assets held for sale
Gains/(losses) on disposal of non-current assets held for sale not classified as discontinued operations (net)	(70)	20	9
Impairment losses	$ 0	$ (27)	$ (119)